SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Carrying value of redeemable class A common stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Due from Sponsor, Dollars	$ 475,038
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Due from Sponsor (restated)		$ 209,262	$ 217,507	$ 214,693	$ 211,945
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption, shares	3,539,809	17,309,719
Class A common stock subject to possible redemption, Dollars	$ 37,456,519	$ 175,693,636
Due from Sponsor, Dollars	$ 265,776
Redemption and withdrawals, shares	(2,449,091)	(13,769,910)
Redemption and withdrawals, Dollars	$ (26,538,036)	$ (143,462,997)
Due from Sponsor (restated)		209,262
Remeasurement carrying value to redemption value, Dollars	$ 1,496,092	$ 5,016,618
Class A common stock subject to possible redemption, shares	1,090,718	3,539,809
Class A common stock subject to possible redemption Dollars	$ 12,680,351	$ 37,456,519